Accounts Receivable and Other Receivables - Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 25, 2017
Receivables [Abstract]
Customer trade receivables	$ 1,510	$ 612
Other receivables	3,307	1,942
Total	$ 4,817	$ 2,554	[1]

[1]	Retrospectively revised (see note 18)